UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20519
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: __12/31/02________

Check Here if Amendment [X]; Amendment Number: 1
  This Amendment (Check only one.):		[X] is a restatement
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Wilbanks, Smith & Thomas Asset Management, LLC
Address:	150 West Main Street_________________________
		Suite 1700  __________________________________
		Norfolk, VA 23510____________________________

Form 13F File Number:	28-5226___

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		L. Norfleet Smith, Jr. _________________
Title:		Principal/Director of Operations_________
Phone:		(757) 623-3676 _______________________

Signature, Place, and Date of Signing:
	________________	    ____Norfolk, VA_____	_ 3/05/2003__
	   [Signature]	            [City, State]	            [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT.	(Check here if all holdings of this reporting manager
    are reported in this report.)
[ ] 13F	NOTICE	(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



				Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	113

Form 13F Information Table Value Total: $ 271214
				       (thousands)

List of Other Included Managers: NONE


Provide a numbered list of the names and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Standard Comercial Sub Deb Con CONV             853258aa9       10    10000 PRN      SOLE                    10000
Aetna Inc PFD 8.50%            PFD              00817Y207      767    29300 SH       SOLE                    26300              3000
Bank One Capital I 8%          PFD              06421B202     2531    95540 SH       SOLE                    92390              3150
Bellsouth Cap Fund             PFD              079857207     1305    49075 SH       SOLE                    49075
Duke Cap. Fin. 7.375%(Series U PFD              26439E204      739    29500 SH       SOLE                    29500
Edison Intl Tr II 8.6% QUIPS   PFD              26853P206      208     9000 SH       SOLE                     9000
Finl Security Assur Hlgs       PFD              31769P506      250    10000 SH       SOLE                    10000
GCB Cap Trust (06/30/07)       PFD              36156A202      303    30000 SH       SOLE                    30000
MB Financial Cap Tr 1 8.6%     PFD              57887Q209      210     8000 SH       SOLE                     8000
National Commerce Pfd 7.70%    PFD              635458201      300    11275 SH       SOLE                    11275
Public Storage Pfd 8.25%       PFD              74460d760     1191    44775 SH       SOLE                    44775
Rochester G&E(6.65)            PFD              771367794      215     8000 SH       SOLE                     8000
Southern Fin'l Cap Tr I        PFD              842872202     1280   200000 SH       SOLE                   200000
VA Power Pfd (7.375%)          PFD              928083203      454    17175 SH       SOLE                    17175
Wells Capital Tr VI Pfd 6.95%  PFD              94978B205     1877    71530 SH       SOLE                    71530
XL Capital LTD 8.00%           PFD              G98255204      208     8000 SH       SOLE                     8000
AFLAC Inc                      COM              001055102     7704   255776 SH       SOLE                   255086               690
AT&T Corp - Liberty Media CL A COM              530718105      615    68815 SH       SOLE                    68815
AT&T Wireless Services         COM              00209A106       88    15589 SH       SOLE                    15589
Abbott Laboratories            COM              002824100      290     7259 SH       SOLE                     7259
Aegon N. V. Ord                COM              007924103      357    27838 SH       SOLE                    27838
Altria Group Inc (formerly Phi COM              02209S103      275     6781 SH       SOLE                     6781
American Express               COM              025816109      296     8365 SH       SOLE                     8365
American International Group   COM              026874107     8459   146222 SH       SOLE                   145787               435
Anheuser-Busch Companies Inc   COM              035229103     5804   119913 SH       SOLE                   119613               300
BB&T Corporation               COM              054937107      384    10380 SH       SOLE                    10380
BP PLC - Spons ADR             COM              055622104      325     7987 SH       SOLE                     7987
Bank of America Corp           COM              060505104      815    11708 SH       SOLE                    11708
Baxter Int'l Inc               COM              071813109     6014   214770 SH       SOLE                   214220               550
BellSouth Corp                 COM              079860102      260    10066 SH       SOLE                    10066
Caterpillar Inc                COM              149123101     6126   133995 SH       SOLE                   133645               350
Charles Schwab Corp            COM              808513105      338    31174 SH       SOLE                    31174
Chevron Texaco Corp            COM              166764100      489     7358 SH       SOLE                     7358
Cisco Systems                  COM              17275R102     5216   398131 SH       SOLE                   397056              1075
Citigroup Inc                  COM              172967101     7181   204056 SH       SOLE                   203406               650
Coca Cola Company              COM              191216100      262     5985 SH       SOLE                     5985
Colgate Palmolive Co           COM              194162103      477     9096 SH       SOLE                     9096
Comcast Corp Spl Cl A          COM              20030N200     6417   284059 SH       SOLE                   283389               670
Duke Energy Corp               COM              264399106      259    13230 SH       SOLE                    13230
Emerson Electric Co            COM              291011104     6735   132453 SH       SOLE                   132048               405
Exxon Mobil Corp               COM              30231G102     9219   263854 SH       SOLE                   263179               675
Federal Natl Mtg Assoc         COM              313586109      233     3616 SH       SOLE                     3616
General Electric               COM              369604103     6970   286223 SH       SOLE                   285673               550
HCA Inc                        COM              404119109     5533   133335 SH       SOLE                   132975               360
Hewlett-Packard Company        COM              428236103     6021   346812 SH       SOLE                   345887               925
Home Depot                     COM              437076102     5697   237787 SH       SOLE                   237187               600
Intel Corp                     COM              458140100     5690   365456 SH       SOLE                   364506               950
International Paper            COM              460146103     1185    33890 SH       SOLE                    33890
Jefferson-Pilot Corporation    COM              475070108      480    12586 SH       SOLE                    12586
Johnson & Johnson              COM              478160104     7748   144265 SH       SOLE                   143885               380
Kellogg Company                COM              487836108     5905   172320 SH       SOLE                   171870               450
Kimberly-Clark Corp            COM              494368103     6278   132260 SH       SOLE                   131895               365
Kraft Foods Inc                COM              50075N104     7353   188883 SH       SOLE                   188398               485
Lockheed Martin                COM              539830109     6316   109368 SH       SOLE                   109103               265
Lowe's Companies               COM              548661107      578    15425 SH       SOLE                    15425
Lucent Technologies            COM              549463107       81    64640 SH       SOLE                    64640
M & T Bank Corporation         COM              55261F104      228     2871 SH       SOLE                     2871
Marsh & McLennan Companies     COM              571748102     7526   162870 SH       SOLE                   162460               410
Merck & Co Inc                 COM              589331107     8537   150807 SH       SOLE                   150407               400
Merrill Lynch                  COM              590188108      213     5600 SH       SOLE                     5600
Microsoft Corp                 COM              594918104     7882   152451 SH       SOLE                   152076               375
Motorola, Inc                  COM              620076109      132    15250 SH       SOLE                    15250
Natl Commerce Financial Corp   COM              63545P104     1761    73846 SH       SOLE                    73846
New York Times Co              COM              650111107     6819   149113 SH       SOLE                   148738               375
Nokia Corp                     COM              654902204     5734   369955 SH       SOLE                   369005               950
Norfolk Southern Corporation   COM              655844108      557    27880 SH       SOLE                    27880
Nortel Networks Corp           COM              656568102       38    23460 SH       SOLE                    23460
Oracle Corp                    COM              68389x105      119    11025 SH       SOLE                    11025
Pepsico Inc                    COM              713448108     7199   170504 SH       SOLE                   170104               400
Pfizer Inc                     COM              717081103     6650   217529 SH       SOLE                   217004               525
Proctor & Gamble               COM              742718109      205     2385 SH       SOLE                     2385
RadioShack Corp                COM              750438103     4179   222993 SH       SOLE                   222368               625
Raytheon Co                    COM              755111507     6405   208305 SH       SOLE                   207755               550
Resource Bankshares Corp       COM              76121r104     2544   123733 SH       SOLE                   123733
Royal Bank of Canada           COM              780087102      298     8109 SH       SOLE                     8109
Royal Dutch Petrol             COM              780257804     6359   144452 SH       SOLE                   144077               375
SBC Communications, Inc        COM              78387G103      456    16836 SH       SOLE                    16836
Schlumberger Ltd               COM              806857108     6645   157873 SH       SOLE                   157448               425
SouthTrust Corp                COM              844730101      301    12100 SH       SOLE                    12100
Southern Co                    COM              842587107      369    13000 SH       SOLE                    13000
Standard & Poors Dep Receipts  COM              78462f103     1244    14101 SH       SOLE                    14101
State Street Corp              COM              857477103     7019   179980 SH       SOLE                   179485               495
Texas Instruments Inc          COM              882508104     4888   325625 SH       SOLE                   324600              1025
The Walt Disney Co             COM              254687106      534    32732 SH       SOLE                    32732
UBS Warburg                    COM              013268746      241     5013 SH       SOLE                     5013
UST Inc                        COM              902911106      475    14208 SH       SOLE                    14208
Verizon Communications Inc     COM              92343V104      469    12110 SH       SOLE                    12110
Viacom Inc CL B                COM              925524308     6481   158994 SH       SOLE                   158594               400
Wal-Mart Stores                COM              931142103      305     6047 SH       SOLE                     6047
Waste Management, Inc          COM              94106l109     6270   273540 SH       SOLE                   272840               700
Alleghany/Mont & Caldwell Grow COM              126413889      510 27220.249SH       SOLE                27220.249
Baron Growth Fund              COM              068278209      668 24846.391SH       SOLE                24846.391
Belvedere Equity Fund, LLC     COM              bleqx         1099 9823.067 SH       SOLE                 9823.067
Calamos Growth Fund            COM              128119302      222 7047.712 SH       SOLE                 5202.694          1845.018
Dodge & Cox Stock Fund         COM              256219106      259 2943.589 SH       SOLE                 2239.990           703.599
Harbor International Fund      COM              411511306      528 19666.249SH       SOLE                19666.249
Liberty Acorn Fund             COM              53015P403      161 10360.735SH       SOLE                10360.735
Longleaf Partners              COM              543069108      215 9681.671 SH       SOLE                 8536.411          1145.260
Mutual Discovery               COM              628380404      424 26228.221SH       SOLE                26228.221
Nations Int'l Value Fund       COM              638581454      325 25261.328SH       SOLE                20922.110          4339.218
Oakmark                        COM              413838103      219 7268.806 SH       SOLE                 7268.806
Olstein Financial Alert-ADV    COM              681383204      171 13845.783SH       SOLE                13845.783
Pimco Total Return Fund-B      COM              693390437      265 24791.473SH       SOLE                24791.473
T Rowe Price Intl Stock        COM              77956H203      256 28785.796SH       SOLE                28785.796
T. Rowe Price Midcap Growth Fu COM              779556109      423 13632.487SH       SOLE                13632.487
TCW Galileo Sel Equities       COM              87234N302      164 14203.246SH       SOLE                14203.246
Templeton Growth Fund CL I     COM              880199104      185 11604.393SH       SOLE                11604.393
Torray                         COM              891402109      332 10303.854SH       SOLE                10303.854
Tweedy Browne American Value F COM              901165209      453 23315.364SH       SOLE                23315.364
Vanguard Index Trust 500       COM              922908108      767 9450.051 SH       SOLE                 9450.051
Vanguard LifeStrategy Growth F COM              921909503      835 58117.682SH       SOLE                58117.682
Vanguard Special Health Care   COM              921908307      654 6805.291 SH       SOLE                 6805.291
Vanguard/Primecap Fund         COM              921936100      675 17448.782SH       SOLE                14343.272          3105.510